Securities sold under repurchase agreements and interbank and institutional market debts	12 Months Ended
Dec. 31, 2017
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Securities sold under repurchase agreements and interbank and institutional market debts

Note 19 – Securities sold under repurchase agreements and interbank and institutional market debts

a)	Securities sold under repurchase agreements and interbank market debt

The table below shows the breakdown of funds:

	12/31/2017			12/31/2016
	Current	Non- current	Total	Current	Non- current	Total
Securities sold under repurchase agreements	240,808	71,826	312,634	234,569	114,595	349,164
Transactions backed by own financial assets (*)	93,955	71,826	165,781	101,400	114,595	215,995
Transactions backed by third party financial assets	146,853	—	146,853	133,169	—	133,169
Interbank market debt	73,414	56,202	129,616	75,352	60,131	135,483
Real estate credit bills	14,046	4,479	18,525	12,830	6,349	19,179
Agribusiness credit bills	7,562	7,539	15,101	9,158	6,284	15,442
Financial credit bills	13,234	14,457	27,691	5,976	13,590	19,566
Import and export financing	30,548	8,541	39,089	38,123	7,510	45,633
On-lending—domestic	7,991	16,190	24,181	9,205	20,623	29,828
Liabilities from transactions related to credit assignments (Note 12d)	33	4,996	5,029	60	5,775	5,835

(*)	It includes R$ 58,837 (R$ 132,149 at 12/31/2016) related to Debentures of own issue.

Funding for import and export financing represents credit facilities available for financing of imports and exports of Brazilian companies, in general denominated in foreign currency. The interest rate for each one of the operations (p.a.) is presented in the table below:

	Brazil	Foreign
Securities sold under repurchase agreements(*)	40% of CDI to 16.93%	1.60% to 4.93%
Real estate credit bills	81% to 100% of CDI	—
Financial credit bills	IGPM to 113% of CDI	—
Agribusiness credit bills	77% to 100% of CDI	—
Import and export financing	1.4% to 6.0%	0.79% to 11%
On-lending—domestic	2.5% to 14.5%	—
Liabilities from transactions related to credit assignments	6.78% to 13.17%	—

(*)	Note 2.4d presents the operations comprising Deposits received under securities repurchased agreements. Final repurchase dates are set until December 2034.

b)	Institutional market debt

The table below presents the breakdown of funds obtained in Institutional markets:

	12/31/2017			12/31/2016
	Current	Non- current	Total	Current	Non- current	Total
Subordinated debt (1)	12,500	40,196	52,696	11,056	46,364	57,420
Foreign borrowing through securities	11,764	29,636	41,400	5,947	27,636	33,583
Structured Operations Certificates (2)	1,762	2,624	4,386	2,050	3,186	5,236

Total	26,026	72,456	98,482	19,053	77,186	96,239

(1)	At 12/31/2017, the amount of R$ 42,687 (R$ 51,875 at 12/31/2016) is included in the Reference Equity, under the proportion defined by CMN Resolution No. 3,444, of February 28, 2007, as amended by CMN Resolution No. 3,532, of January 31, 2008.
(2)	As at December 31, 2017, the market value of the funding from Structured Operations Certificates issued is R$ 4,605.

The interest rate for each one of the operations (p.a.) is presented in the table below.

	Brazil	Foreign
Subordinated debt	CDI+ 1.1% to IGPM + 7.60%	3.8% to 10.79%
Foreign borrowing through securities	0.89% to 12.73%	1.4% to 27.54%
Structured Operations Certificates	IPCA to 16.54%	—